Income Taxes - Schedule of Tax Losses and Tax Assets Available in Canada and Colombia to Reduce Income Taxes Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Tax loss – Colombia [Member]
Income Taxes [Line Items]
Income tax expenses	[1]	$ 13,020,087	$ 32,438,838
Expiry Date	[1]
Tax loss – Colombia [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date	[1]	2025	2024
Tax loss – Colombia [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date	[1]	2036	2035
Intangibles – Colombia [Member]
Income Taxes [Line Items]
Income tax expenses	[1]	$ 36,669,901
Expiry Date	[1]
Intangibles – Colombia [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date	[1]	2025	2024
Intangibles – Colombia [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date	[1]	2034	2033
Fixed assets and others Colombia [Member]
Income Taxes [Line Items]
Income tax expenses		$ 609,182	$ 722,482
Fixed assets and others Colombia [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date		2025	2024
Fixed assets and others Colombia [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date		2034	2033
Tax loss – Canada [Member]
Income Taxes [Line Items]
Income tax expenses		$ 12,153,714	$ 7,149,449
Tax loss – Canada [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date		2025	2024
Tax loss – Canada [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date		2044	2043
Transaction costs - Canada [Member]
Income Taxes [Line Items]
Income tax expenses		$ 177,233	$ 177,233
Expiry Date		No expiry	No expiry
Financing costs – Canada [Member]
Income Taxes [Line Items]
Income tax expenses		$ 3,655,706	$ 1,843,299
Expiry Date		No expiry	No expiry

[1]	Exploration expenses incurred in Colombia are recognized as part of intangible assets for tax purposes resulting in a reclassification between the tax loss and intangible tax pools.